UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        November 13, 2008

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

     Number of other Included Managers:                   3
     Form 13F Information Table Entry Total               0
     Form 13F Information Table Value Total:  $0(thousands)

List of Other Included Managers:

     No.   Form 13F File No.   Name
     ---   -----------------   ----

     01    28-5534             Centurion Advisors, L.P.
     02    28-5414             Centurion Investment Group, L.P.
     03    28-7106             Centurion Investors, LLC

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                                                       Form 13F as of 09/30/08
                                               Reporting Manager: Raiff Partners, Inc.

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        Column 1        Column 2 Column 3         Column 4            Column 5       Column 6     Column 7           Column 8

     Name of Issuer      Title    Cusip     Fair Market  Shares or  SH/PRN   PUT/   Investment     Other        Voting Authority
                        of Class  Number       Value     Principal           CALL   Discretion    Managers    Sole    Shared   None
                                              x$1,000     Amount
------------------------------------------------------------------------------------------------------------------------------------

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